Financial Risk Management_Interest Rate Value At Risk(Details) - KRW (₩)		Dec. 31, 2017	Dec. 31, 2016
Kookmin Bank
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk		₩ 350,178,000,000	₩ 75,990,000,000
KB Securities Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	[1]	39,717,000,000	33,345,000,000
KB Insurance Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	[2]	451,335,000,000	0
KB Kookmin Card Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk		12,775,000,000	43,730,000,000
KB Life Insurance Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk		51,677,000,000	21,510,000,000
KB Savings Bank Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk		6,447,000,000	5,694,000,000
KB Capital Co.,Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk		₩ 10,912,000,000	₩ 4,794,000,000

[1]	Including Hyundai Securities Co., Ltd.(included as a subsidiary in fourth quarter, 2016)
[2]	Including KB Insurance Co., Ltd.(included as a subsidiary in second quarter, 2017)